Deposits by Customers	12 Months Ended
Dec. 31, 2018
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Deposits by Customers

25. DEPOSITS BY CUSTOMERS

	Group
	2018 £m	2017 £m
Current and demand accounts	86,207	85,751
Savings accounts(1)	66,039	70,461
Time deposits	15,485	20,453
Amounts due to other Santander UK Group Holdings plc subsidiaries	83	–
Amounts due to Santander UK Group Holdings plc(2)	9,206	6,256
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,070	727

	178,090	183,648

(1)

Includes equity index-linked deposits of £1,176m (2017: £1,301m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,176m and £28m (2017: £1,301m and £67m) respectively.

(2)	Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.